LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2023	2022
Argentina	26,981	27,958
Abroad	1,755	698
	28,736	28,656
Non- current
Argentina	45,331	53,518
Abroad	14,578	7,813
	59,909	61,331
Total lease liabilities	88,645	89,987

Schedule of movements in the lease liabilities

	Years ended
	December 31,
	2023	2022
Balances at the beginning of the year	89,987	114,742
Incorporate by acquisition	—	125
Increases (*)	71,844	58,999
Financial results, net (**)	39,901	23,946
Payments	(44,192)	(47,521)
Decreases (included RECPAM and currency translation adjustments)	(68,895)	(60,304)
At the end of the year	88,645	89,987

(*)Included in acquisitions of Rights of use.

(**)Included in Other foreign currency exchange gains (losses) and Other interests, net.